Summary of Significant Accounting Policies - Convertible Preferred Stock (Details) - shares	Jul. 21, 2023	Dec. 12, 2022
Asset Acquisition [Line Items]
Number of shares to be received prior to merger	2.328
Old Aeon
Asset Acquisition [Line Items]
Number of shares to be received prior to merger		2.328